S-K 1602(c) Dilution - USD ($)		Jan. 31, 2026	Jan. 30, 2026	Oct. 31, 2025
Net Tangible Book Value Line Items
Net Tangible Book Value	[1]		$ 77,062,500
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[2]		12,296,167
Ordinary Shares [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[1]		$ 0.01
Net Tangible Book Value Line Items
Net Tangible Book Value	[1]		$ 25,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[1]		2,916,667
Private Units [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[3]		$ 10.00
Net Tangible Book Value Line Items
Net Tangible Book Value	[3]		$ 2,037,500
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[3]		244,500
Public Shareholders [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[2]		$ 10.00
Net Tangible Book Value Line Items
Net Tangible Book Value	[2]		$ 75,000,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[2]		9,000,000
Representative Shares [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[4]
Net Tangible Book Value Line Items
Net Tangible Book Value	[4]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[4]		135,000
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 0.16
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		0.18
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.50
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.50
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.54
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.54
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.86
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.87
Offering Price of 10.00 Per Unit [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.03
Offering Price of 10.00 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.03
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		9.84
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		9.82
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.50
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.50
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.46
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.46
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.14
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.13
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		2.97
Net Tangible Book Value, Adjusted, per Share		7.03
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		9.82
Net Tangible Book Value, Adjusted, per Share		0.18
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		3.50
Net Tangible Book Value, Adjusted, per Share		6.50
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		4.46
Net Tangible Book Value, Adjusted, per Share		5.54
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		6.13
Net Tangible Book Value, Adjusted, per Share		3.87
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		2.97
Net Tangible Book Value, Adjusted, per Share		7.03
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		9.84
Net Tangible Book Value, Adjusted, per Share		0.16
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		3.50
Net Tangible Book Value, Adjusted, per Share		6.50
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		4.46
Net Tangible Book Value, Adjusted, per Share		5.54
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		0.00
Net Tangible Book Value Amount of Dilution, Per Share		6.14
Net Tangible Book Value, Adjusted, per Share		$ 3.86
Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				$ (3,464)
Net Tangible Book Value Adjusted				$ 75,571,536
Number Of Shares Used Line Items
Number of Shares Used Adjustment				10,755,417
Without Over Allotment [Member] | No Redemption [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				135,000
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				(437,500)
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				7,703,750
Without Over Allotment [Member] | No Redemption [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Without Over Allotment [Member] | No Redemption [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 75,550,000
Without Over Allotment [Member] | No Redemption [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | No Redemption [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
Without Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 571,536
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,120,417
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				135,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				(437,500)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				7,703,750
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				7,500,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 75,550,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]			(75,000,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 56,821,536
Number Of Shares Used Line Items
Number of Shares Used Adjustment				8,745,417
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				135,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				(437,500)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				7,703,750
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				1,875,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 75,550,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]			(18,750,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 38,071,536
Number Of Shares Used Line Items
Number of Shares Used Adjustment				6,870,417
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				135,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				(437,500)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				7,703,750
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,750,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 75,550,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]			(37,500,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 19,321,536
Number Of Shares Used Line Items
Number of Shares Used Adjustment				4,995,417
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				135,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				(437,500)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				7,703,750
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				5,625,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 75,550,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]			(56,250,000)
With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 86,821,536
Number Of Shares Used Line Items
Number of Shares Used Adjustment				12,352,230
With Over Allotment [Member] | No Redemption [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				155,250
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				8,842,813
With Over Allotment [Member] | No Redemption [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | No Redemption [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 86,800,000
With Over Allotment [Member] | No Redemption [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | No Redemption [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
With Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 571,536
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,571,980
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				155,250
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				8,842,813
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				8,625,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 86,800,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]			(86,250,000)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 65,259,036
Number Of Shares Used Line Items
Number of Shares Used Adjustment				10,040,730
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				155,250
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				8,842,813
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				2,156,250
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 86,800,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]			(21,562,500)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 43,696,536
Number Of Shares Used Line Items
Number of Shares Used Adjustment				7,884,480
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				155,250
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				8,842,813
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				4,312,500
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 86,800,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]			(43,125,000)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value				(3,464)
Net Tangible Book Value Adjusted				$ 22,134,036
Number Of Shares Used Line Items
Number of Shares Used Adjustment				5,728,230
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				155,250
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				3,354,167
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				8,842,813
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment				6,468,750
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[5]			$ 86,800,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid in Advance [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds from Founder Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted				25,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[6]			$ (64,687,500)

[1]	Assumes the full surrender and forfeiture of 437,500 Founder Shares and no exercise of the underwriters’ over-allotment option.
[2]	Includes
[3]	cludes
[4]	Assumes no exercise of the underwriters’ over-allotment option.
[5]	Expenses applied against gross proceeds include offering expenses of approximately $1,487,500. See “Use of Proceeds.”
[6]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, advisors or their affiliates may purchase shares or